Brazilian Central Bank deposits and deposits from credit institutions (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of classification type and currency of the balances

In BRL thousands	2023	2022	2021

Classification:
Financial liabilities at amortized cost	118,511,957	116,079,014	121,005,909
Total	118,511,957	116,079,014	121,005,909

Type:
Demand deposits (1)	5,100,220	3,520,842	126,203
Time deposits (2)	95,289,502	87,824,144	75,754,363
Repurchase agreements	18,122,235	24,734,028	45,125,343
Comprising:
Operations Backed by Private Securities (3)	62,882	70,188	13,478,131
Backed operations with Government Securities	18,059,353	24,663,840	31,647,212
Total	118,511,957	116,079,014	121,005,909
(1)	Non-remunerated accounts.
(2)	Includes transactions with credit institutions arising from export and import financing lines, domestic transfers (BNDES and Finame), foreign transfers, and other overseas credit lines.
(3)	These primarily relate to repurchase agreements secured by debentures issued by the Bank itself.

Schedule of deposits from the brazilian central bank and deposits

In BRL thousands	2023	2022	2021

Currency:
Real	43,195,827	46,952,884	62,322,887
Euro	-	-	9,309
U.S. dollar	71,924,538	68,661,828	58,673,713
Other currencies	3,391,592	464,302	-
Total	118,511,957	116,079,014	121,005,909